Graubard Miller
The Chrysler Building 405 Lexington Avenue New York, N.Y. 10174-1901 (212) 818-8800
FACSIMILE:		DIRECT DIAL NUMBER
(212) 818-8881		(212) 818-8661

May 3, 2005

VIA EDGAR and FEDERAL EXPRESS

John Reynolds
Assistant Director
Office of Emerging Growth Companies
Division of Corporation Finance
Mail Stop 05-11
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Juniper Partners Acquisition Corp. Registration Statement on Form S-1 File No. 333-123050

Dear Mr. Reynolds:

On behalf of Juniper Partners Acquisition Corp. ("Company"), we respond as follows to the Staff's comment letter on April 27, 2005 relating to the above-captioned Registration Statement. Captions and page references herein correspond to those set forth in Amendment No. 2 to the Registration Statement, a copy of which has been marked with the changes from Amendment No. 1. Please note that for the Staff's convenience, we have recited each of the Staff's comments and provided the Company's response to each comment immediately thereafter.

General

1.	We note your disclosure on the prospectus cover page and elsewhere disclosing the current state of considerations and discussions concerning a business combination transaction involving the company. Please expand such disclosure to address whether or not the company has identified or been provided with the identity of, or had any direct or indirect contact with potential acquisition candidates. In addition, if management, the directors, or any affiliate, agent or other representative of any of the company, the directors, or management has already taken direct or indirect measures to locate a target business, or unaffiliated sources have approached you with possible candidates, you must disclose this information or advise us supplementally. We may have further comment.

We have added language to the cover page to clarify that the Company has had no contact with any target business. Supplementally, we wish to advise you that, other then as set forth below, neither the Company nor any of its affiliates has taken any measures (direct or indirect) to locate or identify a target business, and no unaffiliated sources have approached the Company with possible candidates. The Company has obtained a database of domestic DVD and video production companies (there are 297 companies in the database). The Company may create similar databases for each of the segments it is focusing on.

2.	Provide disclosure with respect to the conversion rights to discuss the relative benefits and financial advantages to utilization of such feature between the existing stockholders and the stockholders purchasing in this offering. This disclosure should include, in part, an analysis and comparison of the financial consequences of the exercise of the conversion right when exercised by an existing shareholder as compared to a stockholder who purchases in the offering. In this context we note that the existing stockholders are allowed to make purchases of shares in both the offering and in the open market subsequent to the offering. We may have further comment.

We believe that the Staff's request for this disclosure is based on its misunderstanding of the rights associated with the shares of common stock held by the existing stockholder. The 100 shares held by the existing stockholder prior to the offering are shares of common stock and are not shares of Class B Common Stock. Accordingly, the shares currently held by the existing stockholder will not be subject to any conversion rights or privileges whatsoever, as only the Class B common stock has such rights. We have added disclosure to several sections of the prospectus in response to comment no. 11 to clarify that if the existing holder or an insider was to purchase Series B units in the offering or in the open market, they would be entitled to vote as they choose on a proposal to approve a business combination and exercise conversion rights in connection therewith.

3.	Provide disclosure in a prominent place in the prospectus detailing the various fees, reimbursements and other cash flows being paid to the existing stockholders and/or officers and directors, as well as the representative in this offering. We may have further comments.

This disclosure is already provided in the Use of Proceeds section. Similar disclosure has now been added to the section entitled "Offering Proceeds to be held in trust" in the Prospectus Summary that the only cash flows or reimbursements to the existing securityholders relate to the repayment of the $81,250 loan to Hidden Treasures, Inc. to pay certain expenses of this offering and the $7,500 per month administrative fee also payable to Hidden Treasures. The compensation payable to the underwriters (including the representative) is already prominently disclosed on the cover page of the prospectus and in the Use of Proceeds and Underwriting sections.

4.	Please name all promoters of the company. Refer to the definition of "promoter" in Rule 405 of Regulation C.

Only Messrs. Stuart Rekant and Robert Becker and Hidden Treasures, Inc. would be deemed "promoters" as defined in Rule 405 of Regulation C of the Securities Act of 1933, as amended. We have revised the final full paragraph of the Principal Stockholders section to include Mr. Becker as a promoter.

5.	We note the structure of this offering and its similarity to numerous blank check offerings underwritten on a firm commitment basis that recently have been registered with the Commission. Supplementally identify for us the names of the companies that have registered or are seeking to register blank check offerings underwritten on a firm commitment basis in which principals, officers, directors, affiliates or counsel involved in this offering have been involved; the Securities Act Form the identified registrants filed on; if applicable, the date of effectiveness; and, the status of the offerings thus far. In this regard, tell us the amount escrowed to date and whether the blank checks have engaged in the desired business combination outlined in the prospectus. To assist the staff in this regard, please present the information in a tabular format. We may have further comments.

Kindly reference Schedule A annexed hereto and made part hereof for a full list of other similarly structured deals, in which principals, officers, directors, affiliates or counsel has been involved.

6.	We note your response to our prior comment No. 3. However, if it is the company's intent not to go effective on the registration statement unless or until listing of the units, common stock and warrants of the OTC Bulletin Board is confirmed, a statement to that effect both here and elsewhere in the registration statement as appropriate should be provided.

We have revised the cover page and the twenty-first risk factor to indicate that the securities will be quoted on the OTC Bulletin Board on or promptly after the effective date. The securities will not be released until they are quoted on the OTC Bulletin Board.

7.	We note that you have engaged the representative to act as your investment banker in connection with a business combination. Please discuss the material terms of this engagement and file the agreement as an exhibit.

We do not have a separate agreement with the Representative for these services. Section 3.23 of the Underwriting Agreement entitled "Investment Banking Engagement" contains the terms of the engagement. We previously described the terms in the penultimate paragraph of the Underwriting section and filed the Underwriting Agreement as Exhibit 1.1 to the Registration Statement. Accordingly, no further disclosure or exhibit filing is necessary.

Prospectus Cover Page

8.	We note the disclosure in the third paragraph that investors may purchase any combination of the Series A units and the Series B units. Please elaborate, here or elsewhere as appropriate, as to any specific benefits or detriments that may result to potential investors in purchasing various alternative combinations of the Series A and/or Series B units.

We believe the benefits of and differences between the two series of units are appropriately described on the cover page and in the Risk Factors and Description of Securities sections. However, we have added language on the cover page to make it clear that, since the common stock included in the Series A units are not protected by the trust fund, the Series A units are a riskier investment than the Series B units.

9.	Briefly elaborate on the disclosure in the seventh paragraph concerning the timing and provisions by which the various series of common stock and warrants can begin separate trading.

As per the Staff's recommendation, we have revised the Registration Statement on pages 2 and 32 to clarify certain of the factors the Underwriter will consider in determining whether the common stock and warrants will trade separately prior to the 90th day after the date of the prospectus.

Risk Factors, page 8

10.	In the ninth risk factor, as well as other places in the prospectus, you make reference to the fact that it is the company's expectation that the current management will remain with the company after the consummation of the business combination. Detail how the company intends to accomplish this, referencing the necessary transaction structure, valuation determinations, exchange ratios, and other contingencies which must be addressed and structured so as to ensure that the company's management will be able to maintain its position with the company post-business combination.

We have added language to this risk factor on page 12 to the effect that management will be able to remain with the Company after consummation of a business combination only if they are able to negotiate the same in connection with the terms of any such combination. We note that any such business combination, including management's continuing role (if any), will be thoroughly described in a preliminary proxy statement to be reviewed by the Staff and subsequently subject to stockholder approval.

11.	In the twelfth risk factor, clarify the disclosure to affirmatively state that existing stockholders are not required to vote any shares they hold in accordance with the vote of the majority of the stockholders purchasing in the public offering and that such shares may be voted either for or against the proposed business combination in the existing holder's own discretion. In addition, clarify, here and elsewhere as appropriate, that the existing stockholders may vote against the proposed business combination and exercise his/her conversion rights in the event that the business combination transaction is approved by the requisite number of stockholders.

The Company currently has one existing stockholder who owns 100 shares of common stock and no shares of Class B common stock. The common stock does not have voting or conversion rights in connection with a business combination. As stated in the 12th risk factor, if the existing stockholder or any officer or director was to purchase Series B units in the offering or in the open market or Class B common stock in the open market, he, she or it would be entitled to vote as they choose on a proposal to approve a business combination. We have added language in the 12th risk factor and on page 37 clarifying that they may also exercise conversion rights. We have also added language on page 29 to this effect.

Proposed Business

The Media and Entertainment industry, page 26

12.	In the second paragraph you list a number of segments of such industries. As a means of better defining what is meant by your use of the term, expand the list of industry segments that constitute the industries to include all segments in which the company is considering a business combination candidate and provide a description of each such segment. In addition, to the extent that the company has prioritized the industry segments with respect to preference, provide disclosure of such preferences, including a discussion of the reasons for such preferences from the company's standpoint.

We have added the additional segments on which the Company may initially focus its efforts and have expanded the description of each of the listed segments. The Company has not prioritized the industry segments with respect to preference.

Effecting a Business Combination, page 26

13.	Elaborate, both here, in the Summary and elsewhere as appropriate, on your discussion of the desired attributes as to acquisition candidates to specifically discuss the attributes and criteria to be focused upon by the company as well as the rationale and logic behind the attributes and criteria selected (e.g., desired and/or required ranges of annual revenues, EBITDA, net income, etc.).

The Company has not established specific attributes or criteria for its target business and has not determined any ranges of annual revenues, EBITDA, net income or other financial metrics needed to be achieved by an prospective target in order to be considered. As described under "Section of a target business and structuring of a business combination" on page 27, management has virtually unrestricted flexibility in identifying and selecting a prospective target business. This section also lists the factors the Company will consider when evaluating a target business. We have added disclosure to this paragraph to clarify that the Company has not established any specific attention to attributes or criteria (financial or otherwise) for a target business.

14.	In the paragraph under the heading "We have not identified a target business," and elsewhere in the prospectus as appropriate, expand your discussion concerning potential business combination candidates to specify, for each identified segment, the number of segment participants that qualify as potential combination candidates given the company's established criteria, and, to the extent not excessive in number, identify such candidates by name and provide relevant information (both financial and narrative) concerning such entities. We may have further comment.

We have already disclosed under the heading "The media and entertainment industry" on page 26 to the effect that the Company believes there are numerous acquisition candidates in almost all segments of the media and entertainment industry. The targets in the segments on which the company intends to focus are too extensive in number to identify and, in any event, since a significant number of the target businesses are private companies, the financial and narrative information is not available. We note that, as disclosed in our response to comment no. 1, the database obtained by the Company of domestic DVD and video production companies contains 297 listings.

15.	In the paragraph under the heading "Sources of a target business," we note the disclosure that the company will not pay any finders or consulting fees to the existing stockholders or officers or directors of the company. Please expand this disclosure, if accurate, to affirmatively confirm that the existing stockholders and officers and directors will receive no finder fees, consulting fees, or any similar type fees from any person or entity in connection with any business combination involving the company or an affiliate thereof.

As per the Staff's recommendation, we have revised the disclosure on page 27 of the Registration Statement to indicate that in no event will any of the Company's existing officers, directors or stockholders or any entity with which they are affiliated be paid any finder's fee, consulting fee or other compensation prior to or in connection with the consummation of a business combination.

16.	In the disclosure under the heading "Probable lack of business diversification," provide additional disclosure to clarify, in light of the company's requirement that any acquisition must be of a company with a fair market value equal to at least 80% of the Company's net assets, how the company would be able to effectuate a business combination with more than one target business.

As per the Staff's recommendation, disclosure has been modified by changing the heading to "Lack of Business Diversification" and by clarifying in the Registration Statement that the initial business combination must be with a target business or businesses whose collective fair market value is at least equal to 80% of the Company's net assets. Consequently, the Company expects to be able to complete only a single business combination, although this may entail the simultaneous acquisitions of several operating businesses and/or entities.

Comparisons to offerings of Blank Check Companies, page 32

17.	Clarify here and elsewhere as appropriate, the circumstances under which assets may still remain in the company after the distribution to the Class B common stock holders in such that a distribution would be made to the holders of common stock.

Kindly refer to the paragraph under the heading "Liquidation if no business combination" on page 30, where we state that if the Company dissolves, any remaining net assets will likely be minimal following the expenditures in connection with the attempt to complete a business combination. We have added language to that paragraph to further clarify the matter.

Management

Conflicts of Interest, page 37

18.	In the fourth full paragraph under the heading "Conflicts of Interest", clarify who is being referred to as "us" in connection with the person(s) to be contacted by the company's officers and directors to consider conflicts of interest concerning potential transactions.

As per the Staff's recommendation, disclosure has been added in the fourth full paragraph under the heading "Conflicts of Interest" on page 38 to clarify that "us" means the Company.

Certain Transactions, page 40

19.	Provide the basis for the statement that "[A]ll ongoing and future transactions" between the company and its officers, directors or their affiliates will be on terms believed to be no less favorable than would be available from unaffiliated third parties.

The basis for the statement is the current intent of the Board of the Directors to get similar estimates from unaffiliated third parties for any transactions or to thoroughly survey the marketplace for each transaction to ensure compliance. This is standard practice for board of directors and, accordingly, does not have to be disclosed in the prospectus.

Description of Securities

Units, page 41

20.	Discuss, here or elsewhere in the prospectus as appropriate, the material factors that HCFP/Brenner Securities LLC will consider in determining whether to allow the common stock and warrants to begin trading separately prior to the 90th day after the date of the prospectus.

We have revised pages 2 and 32 to state that HCFP/Brenner Securities LLC considers the liquidity of the units and general market conditions to be the material factors in determining whether to allow the common stock and warrants to begin trading separately prior to the 90th day after the date of the prospectus.

21.	Please note, here or in another appropriate place, whether the company plans to amend its 8-K filing to provide an audited balance sheet to reflect the exercise of the over-allotment option if such exercise does not take place prior to the filing of the 8-K to reflect the consummation of the offering.

We have added language on page 2 to the effect that the Company intends to amend its Current Report on 8-K to include a footnote to the audited financial statements to reflect the exercise of the over-allotment option if such exercise does not take place prior to the filing of the original 8-K upon consummation of the offering.

Warrants, page 42

22.	Disclose, here or elsewhere as appropriate, the rationale for requiring the stock to trade at $7.50 (in the case of the Class W warrants) or $8.75 (in the case of the Class Z warrants) per share or more in order for the redemption rights to apply.

Disclosure has been added to this section on page 4 to the effect that management believes that the $7.50 (in the case of the Class W warrants) or $8.75 (in the case of the Class Z warrants) trading price would give Warrant holders a premium to the exercise price and provide a sufficient degree of liquidity to cushion the market reaction to the Company's redemption call.

23.	Disclose here, and elsewhere as appropriate, whether the redemption of the warrants by the company would include the warrants held by HCFP/Brenner Securities as a result of the exercise of their option, and if so, discuss the conflicts of interest that result from HCFP/Brenner Securities having the right to consent before the company can exercise its redemption rights. Alternatively, if such warrants are not included, discuss the reasons why such warrants are not included.

We have added language on page 4 and on page 43 of the Registration Statement to clarify that Warrants issued upon exercise of the representative's unit purchase option will be subject to redemption on the same terms as those applicable to the public warrantholders, and therefore, that a conflict of interest may exist since HCFP/Brenner Securities' consent is required in order for the Company to redeem all of the Warrants.

If you have any questions, please do not hesitate to contact me at the above telephone and facsimile numbers.

Very truly yours,
/s/ David Alan Miller David Alan Miller

cc:	Stuart B. Rekant Robert B. Becker Ira Scott Greenspan Brad L. Shiffman, Esq.

Schedule A

The following is a list of offerings of similarly structured blank check companies that Graubard Miller has been affiliated with:

Name of Company	Form S-1 File Number	Date of Effectiveness	Status of Offering	Amount in Escrow (Initial Per-Share Escrow Amount excluding over- allotment option)
Millstream Acquisition Corporation	333-105388	August 25, 2003	Consummated Business Combination	N/A
CEA Acquisition Corporation	333-110365	February 12, 2004	Searching for Acquisition Candidate	$20,745,997 ($5.10)
Chardan China Acquisition Corp.	333-111970	March 16, 2004	Seeking Shareholder Approval of Business Combination	$20,735,328 ($5.10)
Great Wall Acquisition Corporation	333-110906	March 17, 2004	Searching for Acquisition Candidate	$23,364,404 ($5.10)
Tremisis Energy Acquisition Corporation	333-113583	May 12, 2004	Searching for Acquisition Candidate	$33,442,528 ($5.18)
Arpeggio Acquisition Corporation	333-114816	June 24, 2004	Searching for Acquisition Candidate	$35,641,108 ($5.14)
Trinity Partners Acquisition Company Inc.	333-115319	July 29, 2004	Seeking Shareholder Approval of Business Combination	$6,565,000 ($5.05)
Rand Acquisition Corporation	333-117051	October 27, 2004	Searching for Acquisition Candidate	$23,804,261 ($5.16)
China Unistone Acquisition Corporation	333-117639	November 18, 2004	Searching for Acquisition Candidate	$17,622,000 ($5.10)
International Shipping Enterprises, Inc.	333-119719	December 10, 2004	Seeking Shareholder Approval of Business Combination	$180,691,163 ($5.49)
Millstream II Acquisition Corporation	333-119937	December 17, 2004	Searching for Acquisition Candidate	$23,736,000 ($5.16)
Aldabra Acquisition Corporation	333-121610	February 17, 2005	Searching for Acquisition Candidate	$49,336,000 ($5.33)
Ardent Acquisition Corporation	333-121028	February 24, 2005	Searching for Acquisition Candidate	$36,222,000 ($5.20)
Mercator Partners Acquisition Corp.	333-122303	April 11, 2005	Searching for Acquisition Candidate	$46,460,000 ($5.05)
Terra Nova Acquisition Corporation	333-122439	April 18, 2005	Searching for Acquisition Candidate	$24,816,000 ($5.17)
KBL Healthcare Acquisition Corp. II	333-122988	April 21, 2005	Searching for Acquisition Candidate	$42,400,000 ($5.30)
Israel Technology Acquisition Corp.	333-123331	N/A	Currently in Registration	N/A
Courtside Acquisition Corp.	333-124380	N/A	Currently in Registration	N/A